THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED ON AUGUST 16, 2004 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND FOR WHICH CONFIDENTIAL TREATMENT IS NO LONGER WARRANTED.

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2004
                                               -------------

Check here if Amendment [ x ]; Amendment Number:  1
                                                 ---

 This Amendment (Check only one.):        [   ]    is a restatement.
                                          [ x ]    adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Berkshire Hathaway Inc.
            -----------------------
Address:    1440 Kiewit Plaza
            -----------------------
            Omaha, NE 68131
            -----------------------

Form 13F File Number:   28- 4545
                           ------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Marc D. Hamburg
            -----------------------
Title:      Vice President
            -----------------------
Phone:      402-346-1400
            -----------------------

Signature, Place, and Date of Signing:

/s/ Marc D. Hamburg           Omaha, NE                          August 25, 2004
---------------------------   --------------------------------   ---------------
[Signature]                   [City, State]                      [Date]

Report Type (Check only one.):

[   ]    13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]    13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ x ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

      Form 13F File Number       Name

      28- 5194                   General Re - New England Asset Management, Inc.
         ------                  -----------------------------------------------

                              Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                             6
                                                        --------

Form 13F Information Table Entry Total:                        2
                                                        --------

Form 13F Information Table Value Total:                 $184,020
                                                        --------
                                                      (thousands)


List of Other Included Managers:



Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

   NO.     FORM 13F FILE NUMBER  NAME
    1.     28-554                Buffett, Warren E.
    2.     28-852                GEICO Corp.
    3.     28-101                Government Employees Ins. Corp.
    4.     28-718                National Indemnity Co.
    5.     28-717                OBH Inc.
    6.     28-2740               Plaza Investment Managers

                             BERKSHIRE HATHAWAY INC.
                           Form 13F Information Table
                                  June 30, 2004

                                                                           Column 6
                                                                   Investment Discretion                            Column 8
                                          Column 4     Column 5    ---------------------                        Voting Authority
                Column 2    Column 3       Market      Shares or           (b)      (c)        Column 7         ----------------
Column 1        Title of     CUSIP         Value       Principal   (a)  Shared -  Shared-       Other           (a)      (b)    (c)
Name of Issuer    Class      Number    (In Thousands)   Amount    Sole   Defined   Other       Managers         Sole    Shared  None
--------------    -----      ------    --------------   ------    ----   -------   -----       --------         ----    ------  ----
Comcast Corp    CLA SPL   20030N 20 0      138,050     5,000,000            X              1, 2, 3, 4, 5, 6  5,000,000
Servicemaster
  Company         Com     81760N 10 9       45,970     3,731,300            X              1, 2, 3, 4, 5, 6  3,731,300
                                          --------
                                          $184,020
                                          ========